Results Related to Derecognition of Financial Liabilities (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended		24 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Gain on waivers of Amylon convertible loans			€ 1,866
Total results related to derecognition of financial liabilities	€ 1,357		1,866
Amylon Therapeutics B.V
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary				80.00%
Convertible loans Amylon Therapeutics B.V.
Disclosure of detailed information about borrowings [line items]
Gain on waivers of Amylon convertible loans		€ 0	€ 1,866
Borrowings, interest rate				8.00%
Convertible loans Amylon Therapeutics B.V. | Minimum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand				24 months
Convertible loans Amylon Therapeutics B.V. | Maximum
Disclosure of detailed information about borrowings [line items]
Debt Instrument Conversion Term				36 months
Period upon which unconverted loans become payable on demand				36 months